Segmental Information - Summary of Information by Reportable Segment - Other Segmental Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reportable segments [line items]
Depreciation and amortisation	$ 110	$ 116	$ 115
Share-based payments cost	19	28	27
Share of losses/(gains) of associates and joint ventures	14	3	1
Americas [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	41	44	46
Share-based payments cost	7	9	8
Share of losses/(gains) of associates and joint ventures	14	9	6
EMEAA [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	21	25	17
Share-based payments cost	3	4	4
Share of losses/(gains) of associates and joint ventures		(6)	(5)
Greater China [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	6	5	7
Share-based payments cost	2	2	3
Central [member]
Disclosure of reportable segments [line items]
Depreciation and amortisation	42	42	45
Share-based payments cost	$ 7	$ 13	$ 12